Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (33,822)		$ (98,479)	$ (7,188)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation	5,433		6,662	7,231
Capital loss on disposal of property and equipment	3,908		363	267
Other income from LGC transaction				(716)
Stock-based compensation expenses related to ASC 718	3,153		3,334	4,246
Accrued interest, amortization of premium and accretion of discounts on held-to-maturity marketable securities and bank deposits	108		786	589
Amortization of other intangible assets	1,764		130	132
Impairment of goodwill and other intangible assets			57,110
Impairment of investment in affiliate				1,554
Impairment of short term investment			7,000
Decrease (increase) in trade receivables, net	5,397		15,559	(5,676)
Decrease (increase) in other accounts receivable and prepaid expenses	2,323		(3,526)	2,487
Decrease (increase) in inventories	21,299		(20,096)	17,693
Increase in long term prepaid expenses	(171)
Increase in long-term trade receivables	(6,986)
Increase (decrease) in trade payables	(18,552)		15,661	(21,452)
Increase (decrease) in other accounts payable and accrued expenses	164		(5,392)	(13,218)
Increase in long term accrued expenses	547
Increase (decrease) in other long-term liabilities, net	(864)		91	26
Decrease in severance pay net and long-term employee liabilities	(1,742)		(1,642)	(1,477)
Net cash used in operating activities	(18,041)		(22,439)	(15,502)
Cash flows from investing activities:
Purchase of property and equipment	(3,344)		(5,025)	(7,196)
Proceeds from property and equipment	149		7	43
Investment in short term investment			(7,000)
Proceeds from bank deposits	3,350		8,056	15,112
Investment in bank deposits	(4,916)		(3,345)	(8,020)
Investment in held-to-maturity marketable securities			(2,424)	(9,281)
Proceeds from maturity of held-to-maturity marketable securities	16,885		24,273	29,161
Proceeds related to the LGC transaction				716
Acquisition of Wavion (a)	(24,618)	[1]
Net cash provided by (used in) investing activities	(12,494)		14,542	20,535
Cash flows from financing activities:
Proceeds from exercise of employee stock options	9		114	372
Receipt of long term loan	30,000
Repayment of Long term loan	(2,984)
Net cash provided by financing activities	27,025		114	372
Increase (decrease) in cash and cash equivalents	(3,510)		(7,783)	5,405
Cash and cash equivalents at the beginning of the year	61,297		69,080	63,675
Cash and cash equivalents at the end of the year	57,787		61,297	69,080
Supplemental disclosure of cash flows activities:
Cash paid during the year for taxes	$ 500		$ 572	$ 461

[1]	(a) Payment for the acquisition of Wavion: Estimated fair value of assets acquired and liabilities assumed at the acquisition date: Working capital deficit (excluding cash and cash equivalents) - - $ 102 Property and equipment - - 1,317 Accrued severance pay - - (203) Other intangible assets - - 22,009 Goodwill - - 13,087 Less - accrued OCS commitment - - (5,992) Long-term loan - - (2,984) - - 27,336 Less - accrued earn out payment - - (2,718) $ - $ - $ 24,618